GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

A rollforward of goodwill is as follows:

Successor

(in thousands)
Balance as of Balance as of January 3, 2021	$862,183
Acquisition of Vitner's	17,880
Balance as of April 4, 2021	$880,063

For the first fiscal quarter of 2021, the change to goodwill was attributable to the acquisition of Vitner’s.

A rollforward of goodwill is as follows:

Predecessor
(in thousands)
Balance as of Balance as of December 30, 2018	$130,907
Acquisition of Kennedy	71,500
Balance as of December 29, 2019	202,407
Acquisition of Kitchen Cooked	4,060
Kennedy acquisition adjustment	989
August 28, 2020	$207,456

Successor
(in thousands)
Balance as of August 29, 2020	$644,956
Acquisition of H.K. Anderson	3,540
Acquisition of Truco	213,687
January 3, 2021	$862,183

Schedule of Estimated Future Amortization Expense

	Successor	Predecessor
(in thousands)	As of January 3, 2021	As of December 29, 2019
Subject to amortization:
Distributor/customer relationships	$671,150	$107,100
Technology	43	1,250
Trademarks	57,810	22,610
Master distribution rights	2,221	—
Unfavorable lease	—	(85)
Amortizable assets, gross	731,224	130,875
Accumulated amortization	(8,268)	(20,425)
Amortizable assets, net	722,956	110,450
Not subject to amortization
Trade names	434,513	66,580
Master distribution rights	—	4,677
IO routes	14,240	2,307
Intangible assets, net	$1,171,709	$184,014
Estimated future amortization expense is as follows:

Successor
(in thousands)	As of January 3, 2021
2021	$36,919
2022	36,919
2023	36,919
2024	36,919
2025	36,919
Thereafter	538,361
Total	$722,956

Schedule of Indefinite-Lived Intangible Assets

Intangible assets, net, consisted of the following:

		As of
	As of	January 3,
(in thousands)	April 4, 2021	2021
Subject to amortization:
Distributor/customer relationships	$671,940	$671,150
Technology	43	43
Trade names	60,750	57,810
Master distribution rights	2,221	2,221
Amortizable assets, gross	734,954	731,224
Accumulated amortization	(17,739)	(8,268)
Amortizable assets, net	717,215	722,956
Not subject to amortization:
Trade names	434,513	434,513
Company owned routes	15,540	14,240
Intangible assets, net	$1,167,268	$1,171,709

Intangible assets, net, consisted of the following:

	Successor	Predecessor
(in thousands)	As of January 3, 2021	As of December 29, 2019
Subject to amortization:
Distributor/customer relationships	$671,150	$107,100
Technology	43	1,250
Trademarks	57,810	22,610
Master distribution rights	2,221	—
Unfavorable lease	—	(85)
Amortizable assets, gross	731,224	130,875
Accumulated amortization	(8,268)	(20,425)
Amortizable assets, net	722,956	110,450
Not subject to amortization
Trade names	434,513	66,580
Master distribution rights	—	4,677
IO routes	14,240	2,307
Intangible assets, net	$1,171,709	$184,014